Asset Retirement Obligations - Summary of Changes in AROs (Detail) (USD $) In Millions, unless otherwise specified			6 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Asset Retirement Obligation [Member]	Dec. 31, 2012 Asset Retirement Obligation [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Asset Retirement Obligation [Member]	Dec. 31, 2012 Successor [Member] Asset Retirement Obligation [Member]	Jan. 31, 2011 Predecessor [Member] Asset Retirement Obligation [Member]
Asset Retirement Obligations [Line Items]
Beginning balance	$ 103	$ 113	$ 113	$ 30			$ 29	$ 30	$ 19
Additions			2	7				7
Accretion expense			2	5			2	5
Changes in estimates, including cost and timing of cash flows			(14)	11			1	9
Settlements/payments				(1)			(2)	(1)
AROs acquired in the acquisition of mineral sands business				61				58
Fresh-start adjustments									10
Ending balance	103	113	103	113			30	108	29
Current portion included in accrued liabilities	180	209	7	7	209	46	1	2	1
Noncurrent portion			$ 96	$ 106			$ 29	$ 106	$ 28